Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class A
Trading Symbol	DAGVX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class C
Trading Symbol	DCGVX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class I
Trading Symbol	DRGVX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class Y
Trading Symbol	DRGYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class A
Trading Symbol	DMCVX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class C
Trading Symbol	DVLCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class I
Trading Symbol	DVLIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class Y
Trading Symbol	DMCYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Investor Shares
Trading Symbol	DSCVX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Class I
Trading Symbol	DOPIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Class Y
Trading Symbol	DSCYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class A
Trading Symbol	DTGRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class C
Trading Symbol	DTGCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class I
Trading Symbol	DGVRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class Y
Trading Symbol	DTEYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Dynamic Value Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$103	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 103	[1]
Expense Ratio, Percent	0.93%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 21.30%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	14.32%	14.44%	10.38%
without Sales Charge	21.30%	15.80%	11.03%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 6,443,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 28,317,524
Portfolio Turnover	90.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Value Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$185	1.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 185	[2]
Expense Ratio, Percent	1.68%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 20.38%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	19.38%	**	14.93%	10.20%
without Deferred Sales Charge	20.38%		14.93%	10.20%
Russell 1000® Index (broad-based index)*	26.60%		15.55%	12.66%
Russell 1000® Value Index	21.15%		11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 6,443,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 28,317,524
Portfolio Turnover	90.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Value Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$75	0.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 75	[3]
Expense Ratio, Percent	0.68%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 21.60%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	21.60%	16.09%	11.31%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 6,443,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 28,317,524
Portfolio Turnover	90.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Dynamic Value Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 21.67%.

• In comparison, the Russell 1000® Value Index returned 21.15% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• Consumer discretionary and energy were the biggest detractors from relative performance over the period. Positions in a casino company and a gaming technology company were notable detractors.

• The materials, utilities and communications services sectors were the largest contributors to our performance. Positions in a gold mining company and a nuclear power company especially helped drive relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	21.67%	16.14%	11.35%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Russell 1000® Value Index	21.15%	11.16%	8.85%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 6,443,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 28,317,524
Portfolio Turnover	90.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$6,443	72	$28,317,524	90.65%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Midcap Value Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 16.86%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	10.14%	10.45%	6.73%
without Sales Charge	16.86%	11.76%	7.37%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 410,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 2,963,765
Portfolio Turnover	58.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Midcap Value Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	1.97%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 15.92%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	14.92%	**	10.88%	6.54%
without Deferred Sales Charge	15.92%		10.88%	6.54%
Russell 3000® Index (broad-based index)*	26.14%		15.19%	12.36%
Russell Midcap® Value Index	20.19%		10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 410,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 2,963,765
Portfolio Turnover	58.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Midcap Value Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 17.11%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	17.11%	11.99%	7.62%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 410,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 2,963,765
Portfolio Turnover	58.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 17.20%.

• In comparison, the Russell Midcap® Value Index returned 20.19% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on mid caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• The financials sector hindered relative performance most. Our position in an international payments company detracted as the company experienced weakness on a disappointing outlook for margins.

• The materials sector contributed most positively to returns. Stock selections, especially in the mining industry, made the most noteworthy contributions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	17.20%	12.11%	7.74%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Value Index	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 410,000,000
Holdings Count	72
Advisory Fees Paid, Amount	$ 2,963,765
Portfolio Turnover	58.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$410	72	$2,963,765	58.67%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$118	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 118	[4]
Expense Ratio, Percent	1.13%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.54%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.54%	8.16%	6.34%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 261,000,000
Holdings Count	84
Advisory Fees Paid, Amount	$ 2,088,928
Portfolio Turnover	61.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Small Cap Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$100	0.95%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 100	[5]
Expense Ratio, Percent	0.95%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 9.72%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	9.72%	8.35%	6.50%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 261,000,000
Holdings Count	84
Advisory Fees Paid, Amount	$ 2,088,928
Portfolio Turnover	61.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Opportunistic Small Cap Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$88	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 88	[6]
Expense Ratio, Percent	0.84%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 9.84%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• While global equities overcame political strife, inflation and high interest rates, the latter took a toll on small caps, contributing to massive flows into the “Magnificent 7” mega-cap tech stocks.

• Stock selection in information technology hampered relative performance. Selections in the software industry and in the semiconductors and semiconductor equipment industry detracted most.

• Stock selection in the financials sector contributed positively. Selections in the insurance and banking industries were most beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	9.84%	8.49%	6.59%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 261,000,000
Holdings Count	84
Advisory Fees Paid, Amount	$ 2,088,928
Portfolio Turnover	61.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$261	84	$2,088,928	61.03%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Technology Growth Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$130	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

Expenses Paid, Amount	$ 130	[7]
Expense Ratio, Percent	1.13%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 30.27%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	22.79%	13.98%	13.48%
without Sales Charge	30.27%	15.34%	14.16%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 378,000,000
Holdings Count	39
Advisory Fees Paid, Amount	$ 2,514,008
Portfolio Turnover	21.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Technology Growth Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$226	1.97%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

Expenses Paid, Amount	$ 226	[8]
Expense Ratio, Percent	1.97%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 29.21%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	28.21%	**	14.42%	13.25%
without Deferred Sales Charge	29.21%		14.42%	13.25%
S&P 500® Index (broad-based index)*	27.13%		15.91%	12.97%
NYSE® Technology Index	30.72%		22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 378,000,000
Holdings Count	39
Advisory Fees Paid, Amount	$ 2,514,008
Portfolio Turnover	21.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Technology Growth Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$107	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

Expenses Paid, Amount	$ 107	[9]
Expense Ratio, Percent	0.93%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 30.53%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	30.53%	15.59%	14.42%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 378,000,000
Holdings Count	39
Advisory Fees Paid, Amount	$ 2,514,008
Portfolio Turnover	21.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Technology Growth Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$95	0.82%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

Expenses Paid, Amount	$ 95	[10]
Expense Ratio, Percent	0.82%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 30.69%.

• In comparison, the NYSE® Technology Index returned 30.72% for the same period.

What affected the Fund’s performance?

• Stocks performed well due to strong thematic fundamentals, especially regarding generative Artificial Intelligence, and the likelihood of a soft landing and lower interest rates, which should benefit technology stocks.

• Selections in the software and information technology services industries, in particular, were the primary laggards.

• Security selection in the industrial and health care sectors contributed most positively to relative performance. An underweight to the consumer discretionary sector was also beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	30.69%	15.67%	14.50%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
NYSE® Technology Index	30.72%	22.00%	18.59%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 378,000,000
Holdings Count	39
Advisory Fees Paid, Amount	$ 2,514,008
Portfolio Turnover	21.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$378	39	$2,514,008	21.29%

Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Material Fund Change [Text Block]

• Effective December 30, 2023, BNY Mellon Investment Adviser, Inc. did not extend the management fee waiver of .10% of the value of the Fund's average daily net assets.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

[8]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.

[10]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. Effective December 30, 2023, this agreement was not extended, and expenses could be higher.